Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 23, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Line Items]
Revenue, Net	$ 2,574	$ 2,293	$ 2,385	$ 2,321	$ 2,643	$ 2,184	$ 2,318	$ 2,065	$ 9,573	$ 9,210	$ 9,231
Operating income	268	232	294	237	283	211	220	244	1,031	958	812
Income from continuing operations	271	146	195	157	187	149	134	163	769	633	507
Net (loss) income	293	25	207	168	192	151	151	230	693	724	(225)
Net income attributable to L3	$ 289	$ 22	$ 202	$ 164	$ 188	$ 148	$ 147	$ 227	$ 677	$ 710	$ (240)
Basic EPS from continuing operations (in dollars per share)	$ 3.42	$ 1.83	$ 2.44	$ 1.97	$ 2.37	$ 1.89	$ 1.68	$ 2.06	$ 9.65	$ 7.99	$ 6.10
Basic EPS (in dollars per share)	3.70	0.28	2.59	2.11	2.43	1.91	1.90	2.92	8.68	9.17	(2.97)
Diluted EPS from continuing operations (in dollars per share)	3.34	1.79	2.39	1.93	2.32	1.85	1.66	2.02	9.46	7.86	6.01
Earnings Per Share, Diluted	$ 3.62	0.28	$ 2.54	$ 2.07	$ 2.38	$ 1.88	$ 1.88	$ 2.87	$ 8.51	$ 9.01	$ (2.93)
Goodwill impairment charges									$ 0	$ 0	$ 46
Estimated tax benefit amount	$ (79)								(79)
Earnings per share, diluted (in dollars per share)	$ 0.99
Vertex Aerospace [Member]
Quarterly Financial Data [Line Items]
Earnings Per Share, Diluted		$ 1.67
Goodwill impairment charges		$ 187							$ 187